Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 95.79%			Common Stock (continued)
Healthcare - 4.23%			REIT Office (continued)
Brookdale Senior Living †	4,424,369	$13,804,031	Boston Properties	34,521	$3,183,872
		13,804,031	Cousins Properties	112,121	3,281,782
Information Technology - 1.85%			Hudson Pacific Properties	82,620	2,095,243
Switch Class A	417,142	6,019,359	Kilroy Realty	157,382	10,025,233
		6,019,359	Mack-Cali Realty	109,466	1,667,167
			VEREIT	333,903	1,632,786
REIT Diversified - 1.51%					33,951,338
Alpine Income Property Trust	71,430	879,303
Lexington Realty Trust	406,233	4,033,894	REIT Self-Storage - 5.29%
		4,913,197	Extra Space Storage	78,542	7,521,182
			Life Storage	73,887	6,986,016
REIT Healthcare - 7.29%			Public Storage	13,903	2,761,275
Healthcare Trust of America Class A	269,750	6,549,530			17,268,473
Healthpeak Properties	306,434	7,308,451
Medical Properties Trust	277,407	4,796,367	REIT Shopping Center - 1.54%
Welltower	111,839	5,119,989	Kimco Realty	62,878	608,030
		23,774,337	Kite Realty Group Trust	169,457	1,604,758
			Regency Centers	49,400	1,898,442
REIT Hotel - 2.98%			SITE Centers	176,103	917,497
Gaming and Leisure Properties	105,625	2,926,869			5,028,727
Host Hotels & Resorts	128,692	1,420,760
VICI Properties	322,789	5,371,209	REIT Single Tenant - 3.33%
		9,718,838	National Retail Properties	119,260	3,838,979
			Realty Income	141,120	7,036,243
REIT Industrial - 15.45%					10,875,222
Prologis	420,843	33,823,153
Rexford Industrial Realty	307,296	12,602,209	REIT Specialty - 3.64%
Terreno Realty	76,686	3,968,501	Invitation Homes	506,525	10,824,439
		50,393,863	Outfront Media	77,703	1,047,436
					11,871,875
REIT Information Technology - 14.87%
American Tower	28,866	6,285,571	Total Common Stock
Equinix	46,625	29,120,576	(cost $385,738,438)		312,478,391
QTS Realty Trust Class A	109,875	6,373,849
SBA Communications	24,901	6,722,523	Short-Term Investments - 3.61%
			Money Market Mutual Funds - 3.61%
		48,502,519	BlackRock FedFund - Institutional
REIT Mall - 1.22%			Shares (seven-day effective yield
Simon Property Group	72,817	3,994,740	0.33%)	2,353,141	2,353,141
		3,994,740	Fidelity Investments Money Market
REIT Manufactured Housing - 6.17%			Government Portfolio - Class I
Equity LifeStyle Properties	114,350	6,572,838	(seven-day effective yield 0.30%)	2,353,140	2,353,140
Sun Communities	108,535	13,550,595	GS Financial Square Government
		20,123,433	Fund - Institutional Shares (seven-day
REIT Multifamily - 16.01%			effective yield 0.34%)	2,353,141	2,353,141
Apartment Investment & Management			Morgan Stanley Government
Class A	84,499	2,970,140	Portfolio - Institutional Share Class
AvalonBay Communities	88,200	12,980,394	(seven-day effective yield 0.22%)	2,353,141	2,353,141
Camden Property Trust	85,996	6,814,323	State Street Institutional US Government
Equity Residential	161,328	9,955,551	Money Market Fund - Investor Class
Essex Property Trust	41,992	9,248,318	(seven-day effective yield 0.24%)	2,353,141	2,353,141
UDR	281,054	10,269,713
			Total Short-Term Investments
		52,238,439
			(cost $11,765,704)		11,765,704
REIT Office - 10.41%
Alexandria Real Estate Equities	88,029	12,065,255

NQ-VIP-880 [3/20] 5/20 (1178364) REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

Total Value of Securities - 99.40%
(cost $397,504,142)	$324,244,095
Receivables and Other Assets Net of Liabilities - 0.60%	1,952,824
Net Assets Applicable to 30,050,252 Shares Outstanding - 100.00%	$326,196,919

† Non-incomeproducingsecurity.

Summary of abbreviations:
GS - Goldman Sachs
REIT - Real Estate Investment Trust

NQ-VIP-880 [3/20] 5/20 (1178364) REIT Series-2